PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares			Fair Value
		EXCHANGE-TRADED FUNDS — 98.6%
		EQUITY - 98.6%
3,130		Consumer Discretionary Select Sector SPDR Fund	$ 531,505
13,680		Consumer Staples Select Sector SPDR Fund	1,014,646
3,690		First Trust Dow Jones Internet Index Fund(a)	601,433
4,120		First Trust NASDAQ-100-Techonolgy Sector Index Fund	606,299
3,710		Health Care Select Sector SPDR Fund	492,428
4,875		Industrial Select Sector SPDR Fund	523,185
10,575		Invesco QQQ Trust Series 1	3,906,617
35,165		iShares Core S&P 500 ETF	15,673,392
1,760		iShares Expanded Tech-Software Sector ETF	608,802
55,360		iShares S&P 500 Growth ETF	3,901,773
6,285		Materials Select Sector SPDR Fund	520,838
13,205		Real Estate Select Sector SPDR Fund	497,696
8,380		SPDR S&P Homebuilders ETF	672,914
12,335		Technology Select Sector SPDR Fund	2,144,563
3,995		VanEck Semiconductor ETF	608,239
			32,304,330

		TOTAL EXCHANGE-TRADED FUNDS (Cost $29,416,417)	32,304,330

		SHORT-TERM INVESTMENTS — 1.5%
		MONEY MARKET FUND - 1.5%
494,013		First American Government Obligations Fund, Class X, 5.01% (Cost $494,013) (b)	494,013
		TOTAL INVESTMENTS - 100.1% (Cost $29,910,430)	$ 32,798,343
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(32,868)
		NET ASSETS - 100.0%	$ 32,765,475

ETF	- Exchange-Traded Fund
SPDR	-	Standard & Poor's Depositary Receipt

(a)		Non-income producing security.
(b)		Rate disclosed is the seven-day effective yield as of June 30, 2023.